Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	95 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Soundwatch Hedged Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Soundwatch Hedged Equity ETF NAV
Average Annual Return, Percent	27.47%	10.63%	9.50%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	38.02%	15.27%	14.78%
CBOE S&P 500 BUYWRITE MONTHLY INDEX - BXM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500 BUYWRITE MONTHLY INDEX - BXM
Average Annual Return, Percent	18.52%	6.05%	6.41%